Goodwill (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	¥ 232,007	¥ 114,661	$ 16,150	¥ 232,007
Disposals of subsidiaries (Note 4)		0	0	(5,244)
Impairment of goodwill	¥ (112,100)	(114,661)	(16,150)	(112,102)	¥ 0
Balance at the end of year		¥ 0	$ 0	¥ 114,661	¥ 232,007